Intangible Assets - Schedule of Intangible Assets (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Intangible Assets [Line Items]
Cost	$ 4,439,746	$ 6,408,689
Accumulated Amortization	(1,359,396)	(2,350,059)	$ (1,670,556)
Net carrying value	3,080,350	3,620,256
Customer relationship and lists [Member]
Schedule of Intangible Assets [Line Items]
Cost	3,885,679	5,266,705
Accumulated Amortization	(1,189,469)	(1,820,629)
Net carrying value	2,696,210	3,007,702
Trade names [Member]
Schedule of Intangible Assets [Line Items]
Cost	554,067	1,141,984
Accumulated Amortization	(169,927)	(529,430)
Net carrying value	$ 384,140	$ 612,554